Strategic investments	12 Months Ended
Dec. 31, 2021
Strategic investments.
Strategic investments
11.	Strategic investments

	December 31,	December 31,
	2021	2020
	$	$
Beauce Gold Fields (“BGF”) shares – level 1	123,095	123,095
HPQ Silicon Resources Inc. (“HPQ”) shares - level 1	12,306,196	16,489,220
HPQ warrants – level 3	2,472,368	23,379,435
	14,901,659	39,991,750

The change in the strategic investments is summarized as follows:

	(“BGF”) shares – level 1		(“HPQ”) shares - level 1		HPQ warrants – level 3
	Quantity	$	Quantity	$	Quantity	$
Balance, December 31, 2019	1,025,794	133,354	18,450,000	1,476,000	17,750,000	—
Additions	—	—	7,887,000	3,395,742	5,200,000	560,000
Received in lieu of payment of services rendered	—	—	4,394,600	395,514	4,394,600	—
Exercised	—	—	1,500,000	540,000	(1,500,000)	(337,500)
Disposed	—	—	(17,241,400)	(10,798,056)	—	—
Change in the fair value	—	(10,259)	—	21,480,020	—	23,156,935
Balance, December 31, 2020	1,025,794	123,095	14,990,200	16,489,220	25,844,600	23,379,435
Additions	—	—	8,268,000	8,070,109	—	—
Exercised	—	—	16,250,000	11,700,000	(16,250,000)	(9,181,250)
Disposed	—	—	(12,755,600)	(14,252,732)	—	—
Change in the fair value	—	—	—	(9,700,401)	—	(11,725,817)
Balance, December 31, 2021	1,025,794	123,095	26,752,600	12,306,196	9,594,600	2,472,368

11.	Strategic investments (continued)

The Company owns 9.64% on a fully diluted basis of HPQ as at December 31, 2021 (2020 – 11.55%) and has other business transactions with this entity– see note 12.

The following table sets out the details and activity of the HPQ warrants:

	Number of			Number of
	warrants			warrants
					Exercise
Expiry date	Dec. 31, 2020	Additions	Exercised	Dec. 31, 2021	price ($)
August 21, 2021	16,250,000	—	(16,250,000)	—	0.16
April 29, 2023	1,200,000	—	—	1,200,000	0.10
June 2, 2023	4,394,600	—	—	4,394,600	0.10
September 3, 2023	4,000,000	—	—	4,000,000	0.61
	25,844,600	—	(16,250,000)	9,594,600

2021 Transactions

12,755,600 HPQ common shares were disposed for cash amounts totaling $14,252,732 resulting in a realized gain of $9,893,900. 16,250,000 shares purchase warrants were exercised in cash for a total amount of $2,518,750. An amount of $9,181,250 was transferred to the share value on the exercise of the warrants.

8,268,000 common shares of HPQ were purchased in cash for an amount of $8,070,109.

2020 Transactions

1,200,000 common shares and 1,200,000 warrants of HPQ were purchased in cash for an amount of $60,000 in April 2020.

4,394,600 common shares of HPQ and 4,394,600 warrants of HPQ were received in May 2020 to settle trade receivables from HPQ in the amount of $395,414. At the transaction date, this non-monetary transaction was measured at the fair value of the trade receivables.

4,000,000 common shares and 4,000,000 warrants were purchased in cash for an amount of $2,400,000 in September 2020.

2,687,000 common shares of HPQ were purchased in cash for an amount of $1,495,742 and 16,429,400 common shares of HPQ were disposed for an amount of $10,798,056. The disposal of the common shares of HPQ in 2020 had resulted in a realized gain of $6,773,512.

1,500,000 HPQ warrants were exercised in cash for an amount of $202,500 in December 2020.

At inception, the fair value of the HPQ warrants purchased in 2020 was measured using the Black-Scholes option pricing model using the following assumptions:

Number of warrants	1,200,000	4,394,600	4,000,000
Date of issuance	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	0.04	1.05	1.05
Risk free interest rate (%)	0.30	0.20	0.20
Expected volatility (%)	97.45	114.80	112.52
Expected dividend yield
Contractual remaining life (number of months)	36	29	32

11.	Strategic investments (continued)

2020 Transactions (continued)

As at December 31, 2021 and 2020, the fair value of the HPQ warrants was measured using the Black-Scholes option pricing model using the following assumptions:

	2021			2020
Number of warrants	1,200,000	4,394,600	4,000,000	1,200,000	4,394,600	4,000,000
Date of issuance	April 29, 2020	June 2, 2020	Sept. 3, 2020	April 29, 2020	June 2, 2020	Sept. 3, 2020
Exercise price ($)	0.10	0.10	0.61	0.10	0.10	0.61
Assumptions under the Back Sholes model:
Fair value of the shares ($)	0.46	0.46	0.46	1.05	1.05	1.05
Risk free interest rate (%)	1.22	1.22	1.22	0.2	0.2	0.2
Expected volatility (%)	89.88	94.01	110.47	115.3	114.8	112.52
Expected dividend yield
Contractual remaining life (in months)	19	20	23	28	29	32

As at December 31, 2021, a gain from initial recognition of the warrants of $510,573 ($859,998 – 2020) has been deferred off balance sheet until realized.